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              MERRILL LYNCH MASSACHUSETTS MUNICIPAL BOND FUND OF
               MERRILL LYNCH MULTI-STATE MUNICIPAL SERIES TRUST


                                                    November 3, 1995


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attention: Division of Investment Management

         Re: Merrill Lynch Massachusetts Municipal Bond Fund of
             Merrill Lynch Multi-State Municipal Series Trust
             Post-Effective Amendment No. 5 to the
             Registration Statement on Form N-1A
             (Securities Act File No. 33-35987;
             Investment Company Act File No. 811-4375)
             --------------------------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Massachusetts Municipal Bond Fund (the "Fund") of Merrill Lynch Multi-State Municipal Series Trust hereby certifies that:

          (1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 5 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

          (2) the text of Post-Effective Amendment No. 5 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on October 27, 1995.

                         Very truly yours,

              MERRILL LYNCH MASSACHUSETTS MUNICIPAL BOND FUND OF
                MERRILL LYNCH MULTI-STATE MUNICIPAL SERIES TRUST

                         BY: /S/ Robert E. Putney, III
                            -------------------------------
                            Robert E. Putney, III
                            Vice President